Property, plant and equipment - Summary of Impairment Losses Recognised in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Net impairment losses on property, plant and equipment	€ 43	€ 98	€ 94